Others, net	12 Months Ended
Dec. 31, 2012
Others, net
Others, net

16. Others, net

        The following table summarizes the Group's other income or expenses:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Government financial incentives	25,083,207	41,019,039	39,993,581
Exchange (loss) / gain	(5,802,680)	(7,994,077)	3,334,352
Expired game prepaid cards	—	10,647,183	4,428,309
Online reading income	216,994	8,759,252	21,200,829
PRC IIT refund	—	3,542,642	6,373,716
Rental income	—	2,419,411	5,230,480
Others	(4,316,011)	(4,222,412)	3,651,309

Total	15,181,510	54,171,038	84,212,576

        Government financial incentives are financial benefit granted to certain enterprises by the municipal government to encourage business development in local area. These government financial incentives are calculated with reference to either the group companies' taxable income or revenue, as the case may be. In order to be eligible for certain government financial incentives, the Group must meet a number of criteria, both financial and non-financial. In addition, the Group's qualification is further subject to the discretion of the municipal government to immediately eliminate or reduce these financial incentives. As there is no further obligation for the Group to perform to encourage companies' business development, government financial incentives are recognized as other income when received.